Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Property and equipment
Property, plant and equipment, gross			$ 197	$ 197	$ 197
Accumulated depreciation and amortization			(155)	(124)	(155)
Property, plant and equipment, net	32		42	73	42	32
Depreciation expense	14	24	31	32	154	169
Computer and other equipment
Property and equipment
Useful Life			5 years
Property, plant and equipment, gross			80	80	80
Furniture and fixtures
Property and equipment
Useful Life			7 years
Property, plant and equipment, gross			$ 117	$ 117	$ 117